Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising services revenues	$ 55,571	$ 48,967	$ 37,741
Cost of revenues	(45,788)	(36,454)	(28,059)
Gross profit	9,783	12,513	9,682
Operating expenses
Loss on impairment of goodwill	(27,927)	(39,411)	(15,749)
Loss on impairment of intangible assets	(2,723)
Gain on termination of VIEs	9,551
Change of fair value of acquisition consideration payable	10,681
Gain from extinguishment of acquisition consideration payable	4,340
Loss on abandonment of lease		(1,256)	(550)
Loss on disposal of fixed assets		(4)	(15)
Sales and marketing expenses	(6,722)	(4,462)	(3,384)
General and administrative expenses	(10,221)	(12,203)	(13,832)
Loss from operations	(13,238)	(44,823)	(23,848)
Other income/(expense)
Interest income	34	24	11
Interest expense	(89)	(45)	(1,962)
Decrease in fair value of liability warrant			824
Gain on extinguishment of notes			6,669
Other income/(expense), net	(79)	(368)
Foreign currency transaction loss, net	(4)	(7)	(24)
Total other income/(expense)	(138)	(396)	5,518
Loss before income taxes	(13,376)	(45,219)	(18,330)
Provision for income taxes	(83)	(1,420)	(4,319)
Net loss	(13,459)	(46,639)	(22,649)
Loss per share
Basic and diluted (In US$)	$ (0.64)	$ (2.24)	$ (4.44)
Weighted average number of shares outstanding --
Basic and diluted	20,994,015	20,796,789	5,100,465
Variable Interest Entity, Primary Beneficiary [Member]
Advertising services revenues	530	20,709	36,289
Gross profit	(54)	5,556	9,924
Operating expenses
Loss from operations	(618)	(17,358)	(20,213)
Other income/(expense)
Net loss	$ (883)	$ (19,194)	$ (23,589)